Note 4- Securities Available for Sale - Securities in a Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Less Than Twelve Months # of Investments	28	25
Less Than Twelve Months Fair Value	$ 66,485	$ 47,602
Less Than Twelve Months Unrealized Losses	$ (1,101)	$ (151)
Twelve Months or More # of Investments	4	1
Twelve Months or More Fair Value	$ 668	$ 350
Twelve Months or More Unrealized Losses	(353)	(350)
Total Fair Value	67,153	47,952
Total Unrealized Losses	$ (1,454)	$ (501)
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments	1	1
Less Than Twelve Months Fair Value	$ 262	$ 346
Less Than Twelve Months Unrealized Losses	$ (3)	$ (1)
Twelve Months or More # of Investments	1	0
Twelve Months or More Fair Value	$ 104	$ 0
Twelve Months or More Unrealized Losses	(2)	0
Total Fair Value	366	346
Total Unrealized Losses	$ (5)	$ (1)
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Less Than Twelve Months # of Investments	13	9
Less Than Twelve Months Fair Value	$ 63,896	$ 44,878
Less Than Twelve Months Unrealized Losses	$ (1,079)	$ (129)
Twelve Months or More # of Investments	0	0
Twelve Months or More Fair Value	$ 0	$ 0
Twelve Months or More Unrealized Losses	0	0
Total Fair Value	63,896	44,878
Total Unrealized Losses	$ (1,079)	$ (129)
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Less Than Twelve Months # of Investments	14	12
Less Than Twelve Months Fair Value	$ 2,327	$ 2,010
Less Than Twelve Months Unrealized Losses	$ (19)	$ (7)
Twelve Months or More # of Investments	2	0
Twelve Months or More Fair Value	$ 214	$ 0
Twelve Months or More Unrealized Losses	(1)	0
Total Fair Value	2,541	2,010
Total Unrealized Losses	$ (20)	$ (7)
Other Marketable Securities [Member] | Preferred Stock [Member]
Less Than Twelve Months # of Investments	0	0
Less Than Twelve Months Fair Value	$ 0	$ 0
Less Than Twelve Months Unrealized Losses	$ 0	$ 0
Twelve Months or More # of Investments	1	1
Twelve Months or More Fair Value	$ 350	$ 350
Twelve Months or More Unrealized Losses	(350)	(350)
Total Fair Value	350	350
Total Unrealized Losses	$ (350)	$ (350)
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Less Than Twelve Months # of Investments		1
Less Than Twelve Months Fair Value		$ 334
Less Than Twelve Months Unrealized Losses		$ (6)
Twelve Months or More # of Investments		0
Twelve Months or More Fair Value		$ 0
Twelve Months or More Unrealized Losses		0
Total Fair Value		334
Total Unrealized Losses		$ (6)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Other Long-term Investments [Member]
Less Than Twelve Months # of Investments		2
Less Than Twelve Months Fair Value		$ 34
Less Than Twelve Months Unrealized Losses		$ (8)
Twelve Months or More # of Investments		0
Twelve Months or More Fair Value		$ 0
Twelve Months or More Unrealized Losses		0
Total Fair Value		34
Total Unrealized Losses		$ (8)